Prospectus Supplement

John Hancock Variable Insurance Trust (the Trust)

Supplement dated March 24, 2022 to the current Prospectus, as may be supplemented (the Prospectus)

Emerging Markets Value Trust (the “fund”)

At a meeting held on March 22-24, 2022, the fund’s Board of Trustees approved a management fee reduction. As a result, the information found in the “Annual fund operating expenses” table and the “Expense example” table in the Fund Summary section of the prospectus for this fund are amended and restated as follows to reflect the fund’s management fee schedule effective March 1, 2022 (the Effective Date):

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series II	Series NAV
Management fee[1]	0.83	0.83	0.83
Distribution and service (Rule 12b-1) fees	0.05	0.25	0.00
Other expenses	0.20	0.20	0.20
Total annual fund operating expenses	1.08	1.28	1.03
Contractual expense reimbursement[2]	–0.01	–0.01	–0.01
Total annual fund operating expenses after expense reimbursements	1.07	1.27	1.02

1	“Management fee” has been restated to reflect the contractual management fee schedule effective March 1, 2022.

2	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I	Series II	Series NAV
1 year	109	129	104
3 years	342	405	327
5 years	595	701	568
10 years	1,316	1,544	1,259

Additionally, as of the Effective Date, the fund’s management fee schedule in the “Appendix A” Schedule of Management Fees is amended and restated as follows:

Emerging Markets Value Trust	0.870%	— first $100 million; and
	0.820%	— excess over $100 million.*

*The fee schedule above became effective on March 1, 2022.

Health Sciences Trust (the “fund”)

At a meeting held on March 22-24, 2022, the fund’s Board of Trustees approved a management fee reduction. As a result, the information found in the “Annual fund operating expenses” table and the “Expense example” table in the Fund Summary section of the prospectus for this fund are amended and restated as follows to reflect the fund’s management fee schedule effective February 1, 2022 (the Effective Date):

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series II	Series NAV
Management fee[1]	0.90	0.90	0.90
Distribution and service (Rule 12b-1) fees	0.05	0.25	0.00
Other expenses	0.08	0.08	0.08
Total annual fund operating expenses	1.03	1.23	0.98
Contractual expense reimbursement[2]	–0.01	–0.01	–0.01
Total annual fund operating expenses after expense reimbursements	1.02	1.22	0.97

1	“Management fee” has been restated to reflect the contractual management fee schedule effective February 1, 2022.

2	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I	Series II	Series NAV
1 year	104	124	99
3 years	327	389	311
5 years	568	675	541
10 years	1,259	1,488	1,200

Additionally, as of the Effective Date, the fund’s management fee schedule in the “Appendix A” Schedule of Management Fees is amended and restated as follows:

Health Sciences Trust	1.050%	— first $500 million;
	1.000%	— next $250 million;
	0.950%	— excess over $750 million;*
	0.950%	— next $250 million;
	0.900%	— next $500 million; and
	0.900%	— excess over $1.5 billion.**†

*When Aggregate Net Assets exceed $750 million on any day, the advisory fee for that day is 0.950% on all net assets.

**When Aggregate Net Assets exceed $1.5 billion on any day, the advisory fee for that day is 0.900% on all net assets.

†The fee schedule above became effective on February 1, 2022.

International Small Company Trust (the “fund”)

At a meeting held on March 22-24, 2022, the fund’s Board of Trustees approved a management fee reduction. As a result, the information found in the “Annual fund operating expenses” table and the “Expense example” table in the Fund Summary section of the prospectus for this fund are amended and restated as follows to reflect the fund’s management fee schedule effective March 1, 2022 (the Effective Date):

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series II	Series NAV
Management fee[1]	0.80	0.80	0.80
Distribution and service (Rule 12b-1) fees	0.05	0.25	0.00
Other expenses	0.23	0.23	0.23
Total annual fund operating expenses	1.08	1.28	1.03
Contractual expense reimbursement[2]	–0.01	–0.01	–0.01
Total annual fund operating expenses after expense reimbursements	1.07	1.27	1.02

1	“Management fee” has been restated to reflect the contractual management fee schedule effective March 1, 2022.

2	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I	Series II	Series NAV
1 year	109	129	104
3 years	342	405	327
5 years	595	701	568
10 years	1,316	1,544	1,259

Additionally, as of the Effective Date, the fund’s management fee schedule in the “Appendix A” Schedule of Management Fees is amended and restated as follows:

International Small Company Trust	0.800%	— at all asset levels.*

*The fee schedule above became effective on March 1, 2022.

Mid Value Trust (the “fund”)

At a meeting held on March 22-24, 2022, the fund’s Board of Trustees approved a management fee reduction. As a result, the information found in the “Annual fund operating expenses” table and the “Expense example” table in the Fund Summary section of the prospectus for this fund are amended and restated as follows to reflect the fund’s management fee schedule effective February 1, 2022 (the Effective Date):

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series II	Series NAV
Management fee[1]	0.88	0.88	0.88
Distribution and service (Rule 12b-1) fees	0.05	0.25	0.00
Other expenses	0.05	0.05	0.05
Total annual fund operating expenses	0.98	1.18	0.93
Contractual expense reimbursement[2]	–0.01	–0.01	–0.01
Total annual fund operating expenses after expense reimbursements	0.97	1.17	0.92

1	“Management fee” has been restated to reflect the contractual management fee schedule effective February 1, 2022.

2	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I	Series II	Series NAV
1 year	99	119	94
3 years	311	374	295
5 years	541	648	514
10 years	1,200	1,431	1,142

Additionally, as of the Effective Date, the fund’s management fee schedule in the “Appendix A” Schedule of Management Fees is amended and restated as follows:

Mid Value Trust	0.950%	— first $1 billion; and
	0.875%	— excess over $1 billion.*†

*When Aggregate Net Assets exceed $1 billion on any day, the advisory fee for that day is 0.875% on all net assets.

†The fee schedule above became effective on February 1, 2022.

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.